Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventory at September 30, 2020 and December 31, 2019 was comprised of the following:

	September 30,	December 31,
	2020	2019

Vineyard in process	$193,050	$304,067
Wine in process	613,039	539,380
Finished wine	9,340	23,467
Clothes and accessories	222,028	224,965
Other	74,341	71,381
Total	$1,111,798	$1,163,260

Inventory at December 31, 2019 and 2018 is comprised of the following:

	December 31,
	2019	2018
Vineyard in process	$304,067	$232,436
Wine in process	539,380	747,862
Finished wine	23,467	11,003
Clothes and accessories	224,965	-
Other	71,381	42,594
Total	$1,163,260	$1,033,895